FORM 13F

                united states securities and exchange commission

                              Washington, dc 20549


                              Form 13F COVER PAGE


         Report for the Calendar Year or Quarter Ended: March 31, 2013
           Check here if Amendment [ ]; Amendment Number: __________

                             This Amendment (Check only one.):
                             [ ] is a restatement.
                             [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:  AH Equity Partners II, L.L.C.___________________________________________
Address: 2865 Sand Hill Road, Suite 101, Menlo Park, CA 94025 _________________
_______________________________________________________________________________
_______________________________________________________________________________
_______________________________________________________________________________
Form 13F File Number:  28-14667


   The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Scott Kupor

Title:  Chief Operating Officer

Phone:  650.798.3900

Signature, Place, and Date of Signing:

/s/Scott Kupor
_________________________________________________________________
[Signature]

Menlo Park, CA
_________________________________________________________________
[City, State]

May 10, 2013
___________________________________________________________________
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section.]

Form 13F File Number 28-_______________________________________________________

Name:  ________________________________________________________________________

[Repeat as necessary.]

                                                Form 13F Summary Page


Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $91,357

List of Other Included Managers: None

                           FORM 13F INFORMATION TABLE



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  Column 1   Column 2  Column 3  Column 4            Column 5           Column 6   Column 7             Column 8
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   Name of   Title of    CUSIP     Value    Shrs or      SH/   Put/     Investment    Other         Voting Authority
   Issuer     class              (x$1000)   prn amt      PRN   Call     discretion  managers
----------------------------------------------------------------------------------------------------------------------------
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                                                                                                Sole     Shared     None
----------------------------------------------------------------------------------------------------------------------------
Facebook,   Class A   30303M102 $91,357   3,571,431      SH             Sole                 3,571,431     0         0
Inc.        Common
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